AAM Low Duration Preferred and Income Securities ETF
Schedule of Investments
July 31, 2024 (Unaudited)

PREFERRED STOCKS - 99.8%	Shares	Value
Consumer Discretionary - 2.4%
Brunswick Corporation	–	$–
6.63%, 01/15/2049	33,406	819,449
6.50%, 10/15/2048	49,412	1,207,135
6.38%, 04/15/2049	61,455	1,490,899
Dillard's Capital Trust I, 7.50%, 08/01/2038	53,425	1,369,283
Fossil Group, Inc., 7.00%, 11/30/2026	40,095	552,509
Qurate Retail, Inc., 8.00%, 03/15/2031	86,793	3,212,209
		8,651,484

Consumer Staples - 2.8%
CHS, Inc.	–	$–
Series 2, 7.10%, Perpetual (e)	114,663	2,905,560
Series 3, 6.75%, Perpetual (e)	134,452	3,329,032
Series 4, 7.50%, Perpetual	141,275	3,623,704
		9,858,296

Energy - 1.1%
NGL Energy Partners LP, Series B, 12.78% (3 mo. Term SOFR + 7.47%), Perpetual	85,885	2,032,898
Seapeak, LLC	–	$–
9.00%, Perpetual	33,406	863,545
Series B, 8.50% to 10/15/2027 then 3 mo. LIBOR US + 6.24%, Perpetual (a)	45,452	1,175,389
		4,071,832

Financials - 77.9%(b)
ACRES Commercial Realty Corporation, Series C, 8.63% to 07/30/2024 then 3 mo. LIBOR US + 5.93%, Perpetual (a)	32,068	798,493
AGNC Investment Corporation	–	$–
Series C, 10.67% (3 mo. Term SOFR + 5.37%), Perpetual	88,716	2,275,565
Series D, 9.89% (3 mo. Term SOFR + 4.59%), Perpetual	62,793	1,578,616
Series E, 6.50% to 10/15/2024 then 3 mo. LIBOR US + 4.99%, Perpetual (a)	109,879	2,721,703
Series F, 6.13% to 04/15/2025 then 3 mo. LIBOR US + 4.70%, Perpetual (a)	156,972	3,775,177
Series G, 7.75% to 10/15/2027 then 5 yr. CMT Rate + 4.39%, Perpetual	40,095	979,922
Allstate Corporation, 8.67% (3 mo. Term SOFR + 3.43%), 01/15/2053	136,501	3,536,741
American National Group, Inc.	–	$–
Series A, 5.95% to 12/1/2024 then 5 yr. CMT Rate + 4.32%, Perpetual	109,199	2,680,835
Series B, 6.63% to 09/1/2025 then 5 yr. CMT Rate + 6.30%, Perpetual	81,925	2,035,836
Annaly Capital Management, Inc.	–	$–
Series F, 10.59% (3 mo. Term SOFR + 5.25%), Perpetual	196,558	5,033,850
Series G, 9.68% (3 mo. Term SOFR + 4.43%), Perpetual	116,023	2,945,824
Series I, 10.58% to 09/30/2024 then 3 mo. Term SOFR + 4.99%, Perpetual	120,804	3,108,287
Arbor Realty Trust, Inc., Series F, 6.25% to 10/12/2026 then 3 mo. Term SOFR + 5.44%, Perpetual	75,768	1,441,107
Argo Group International Holdings, Inc., 7.00% to 09/15/2025 then 5 yr. CMT Rate + 6.71%, Perpetual	40,095	997,163
Associated Banc-Corp, 6.63% to 03/01/2028 then 5 yr. CMT Rate + 2.81%, 03/01/2033	81,892	1,962,951
Athene Holding, Ltd.	–	$–
7.25% to 03/30/2029 then 5 yr. CMT Rate + 2.99%, 03/30/2064	153,365	3,864,798
Series A, 6.35% to 06/30/2029 then 3 mo. LIBOR US + 4.25%, Perpetual (a)	231,743	5,619,768
Series C, 6.38% to 09/30/2025 then 5 yr. CMT Rate + 5.97%, Perpetual	160,049	3,972,416
Series E, 7.75% to 12/30/2027 then 5 yr. CMT Rate + 3.96%, Perpetual	133,329	3,442,555
Atlanticus Holdings Corporation 6.13%, 11/30/2026	39,597	886,973
B Riley Financial, Inc.	–	$–
6.00%, 01/31/2028	71,085	1,241,144
5.50%, 03/31/2026	58,096	1,225,826
6.38%, 02/28/2025	39,070	945,103
6.50%, 09/30/2026	48,256	921,690
5.00%, 12/31/2026	86,764	1,575,634
5.25%, 08/31/2028	108,362	1,618,928
Banc of California, Inc., Series F, 7.75% to 09/01/2027 then 5 yr. CMT Rate + 4.82%, Perpetual	140,113	3,302,463
Bank of America Corporation	–	$–
Series 02, 6.25% (3 mo. Term SOFR + 0.91%), Perpetual	46,635	1,056,749
Series 4, 6.35% (3 mo. Term SOFR + 1.01%), Perpetual	32,802	757,726
Series 5, 6.09% (3 mo. Term SOFR + 0.76%), Perpetual	64,568	1,452,780
Series E, 5.93% (3 mo. Term SOFR + 0.61%), Perpetual	48,013	1,130,706
Series GG, 6.00%, Perpetual	209,013	5,250,407
Series HH, 5.88%, Perpetual	131,316	3,264,516
Series K, 6.45% (3 mo. LIBOR US + 1.33%), 12/15/2066 (a)	162,462	4,159,027
Brighthouse Financial, Inc., Series B, 6.75%, Perpetual	109,879	2,684,344
Charles Schwab Corporation, Series D, 5.95%, Perpetual	204,738	5,106,166
Chimera Investment Corporation	–	$–
Series B, 11.38% (3 mo. Term SOFR + 6.05%), Perpetual	88,716	2,197,495
Series C, 7.75% to 09/30/2025 then 3 mo. LIBOR US + 4.74%, Perpetual (a)	69,487	1,543,306
Series D, 10.93% (3 mo. Term SOFR + 5.60%), Perpetual	53,425	1,334,022
Compass Diversified Holdings	–	$–
Series A, 7.25%, Perpetual	27,042	676,050
Series B, 7.88% to 04/30/2028 then 3 mo. LIBOR US + 4.99%, Perpetual (a)	27,461	688,996
Series C, 7.88%, Perpetual	32,755	815,927
ConnectOne Bancorp, Inc., Series A, 5.25% to 09/01/2026 then 5 yr. CMT Rate + 4.42%, Perpetual	30,730	630,272
Crescent Capital BDC, Inc., 5.00%, 05/25/2026 (c)	29,841	719,466
Dynex Capital, Inc., Series C, 6.90% to 04/15/2025 then 3 mo. LIBOR US + 5.46%, Perpetual (a)	29,813	745,027
Ellington Financial, Inc.	–	$–
6.75% to 10/30/2024 then 3 mo. LIBOR US + 5.20%, Perpetual (a)	30,730	759,953
Series B, 6.25% to 01/30/2027 then 5 yr. CMT Rate + 4.99%, Perpetual	32,191	690,497
Series C, 8.63% to 04/30/2028 then 5 yr. CMT Rate + 5.13%, Perpetual	26,711	653,885
Enstar Group, Ltd.	–	$–
Series D, 7.00% to 09/1/2028 then 3 mo. LIBOR US + 4.02%, Perpetual (a)	109,184	2,292,864
Series E, 7.00%, Perpetual	29,387	595,087
Fifth Third Bancorp, Series I, 9.30% to 09/30/2024 then 3 mo. Term SOFR + 3.97%, Perpetual	122,853	3,188,035
Gladstone Investment Corporation	–	$–
5.00%, 05/01/2026	34,178	825,057
4.88%, 11/01/2028	35,970	824,432
Goldman Sachs Group, Inc.	–	$–
Series A, 6.34% (3 mo. Term SOFR + 1.01%), Perpetual	204,738	4,657,789
Series C, 6.34% (3 mo. Term SOFR + 1.01%), Perpetual	53,425	1,255,487
Series D, 6.26% (3 mo. Term SOFR + 0.93%), Perpetual	368,528	8,391,383
Granite Point Mortgage Trust, Inc., Series A, 7.00% to 01/15/2027 then SOFR + 5.83%, Perpetual	55,002	928,434
Hartford Financial Services Group, Inc., Series G, 6.00%, Perpetual	94,174	2,350,583
Heartland Financial USA, Inc., Series E, 7.00% to 07/15/2025 then 5 yr. CMT Rate + 6.68%, Perpetual	30,730	798,673
Huntington Bancshares, Inc., Series J, 6.88% to 04/15/2028 then 5 yr. CMT Rate + 2.70%, Perpetual	88,716	2,183,301
Invesco Mortgage Capital, Inc.	–	$–
Series B, 7.75% to 12/27/2024 then 3 mo. LIBOR US + 5.18%, Perpetual (a)	28,402	705,506
Series C, 7.50% to 09/27/2027 then 3 mo. LIBOR US + 5.29%, Perpetual (a)	49,129	1,142,249
JPMorgan Chase & Company	–	$–
Series DD, 5.75%, Perpetual	322,193	8,148,261
Series EE, 6.00%, Perpetual	351,388	8,907,686
Kemper Corporation, 5.88% to 03/15/2027 then 5 yr. CMT Rate + 4.14%, 03/15/2062	40,095	907,350
KeyCorp	–	$–
6.20% to 12/15/2027 then 5 yr. CMT Rate + 3.13%, Perpetual	163,796	3,755,842
Series E, 6.13% to 12/15/2026 then 3 mo. Term SOFR + 4.15%, Perpetual	136,501	3,251,454
M&T Bank Corporation, Series H, 5.63% to 12/15/2026 then 3 mo. LIBOR US + 4.02%, Perpetual (a)	68,271	1,691,073
Merchants Bancorp	–	$–
8.25% to 10/1/2027 then 5 yr. CMT Rate + 4.34%, Perpetual	38,091	969,797
Series B, 6.00% to 10/1/2024 then 3 mo. LIBOR US + 4.57%, Perpetual (a)	33,406	831,809
MetLife, Inc.	–	$–
Series A, 6.60% (3 mo. Term SOFR + 1.26%), Perpetual	163,796	3,940,932
Series E, 5.63%, Perpetual	219,761	5,324,809
MFA Financial, Inc.	–	$–
8.88%, 02/15/2029	30,730	780,542
Series C, 6.50% to 03/31/2025 then 3 mo. LIBOR US + 5.35%, Perpetual (a)	75,068	1,734,821
Midland States Bancorp, Inc., 7.75% to 09/30/2027 then 5 yr. CMT Rate + 4.71%, Perpetual	30,730	767,635
Morgan Stanley	–	$–
Series A, 6.26% (3 mo. Term SOFR + 0.96%), Perpetual	160,096	3,656,593
Series E, 7.13%, Perpetual (e)	125,536	3,183,593
Series F, 6.88%, Perpetual (e)	123,715	3,121,329
Series I, 6.38%, Perpetual (e)	145,540	3,653,054
Series K, 5.85%, Perpetual (e)	145,540	3,551,176
National Rural Utilities Cooperative Finance Corporation, Series US, 5.50%, 05/15/2064	68,271	1,676,053
New Mountain Finance Corporation, 8.25%, 11/15/2028	30,730	788,532
New York Community Bancorp, Inc., Series A, 6.38% to 03/17/2027 then 3 mo. LIBOR US + 3.82%, Perpetual (a)	140,592	2,769,662
New York Mortgage Trust, Inc.	–	$–
Series D, 8.00% to 10/15/2027 then 3 mo. LIBOR US + 5.70%, Perpetual (a)	40,812	848,890
Series E, 7.88% to 01/15/2025 then 3 mo. LIBOR US + 6.43%, Perpetual (a)	49,062	1,150,504
Series F, 6.88% to 10/15/2026 then SOFR + 6.13%, Perpetual	38,337	803,544
NewtekOne, Inc., 5.50%, 02/01/2026	30,730	741,208
Old National Bancorp	–	$–
Series A, 7.00%, Perpetual	28,844	722,542
Series C, 7.00%, Perpetual	32,734	823,260
Oxford Lane Capital Corporation, 8.75%, 06/30/2030	31,394	807,454
PennyMac Mortgage Investment Trust	–	$–
Series A, 8.13%, Perpetual (e)	30,730	740,286
Series B, 8.00%, Perpetual (e)	52,086	1,240,168
Popular Capital Trust II, 6.13%, 12/01/2034	27,020	686,578
Prudential Financial, Inc., 5.63%, 08/15/2058	154,246	3,837,640
Ready Capital Corporation	–	$–
6.20%, 07/30/2026	27,954	672,294
5.75%, 02/15/2026	55,130	1,315,953
Regions Financial Corporation	–	$–
Series B, 6.38% to 09/15/2024 then 3 mo. Term SOFR + 3.80%, Perpetual	136,501	3,438,460
Series C, 5.70% to 08/15/2029 then 3 mo. Term SOFR + 3.41%, Perpetual	136,501	3,155,903
Reinsurance Group of America, Inc.	–	$–
5.75% to 06/15/2026 then 3 mo. LIBOR US + 4.04%, 06/15/2056 (a)	109,196	2,750,647
7.13% to 10/15/2027 then 5 yr. CMT Rate + 3.46%, 10/15/2052	191,100	4,938,024
Rithm Capital Corporation	–	$–
Series A, 7.50% to 08/15/2024 then 3 mo. LIBOR US + 5.80%, Perpetual (a)	41,433	1,050,327
Series B, 7.13% to 08/15/2024 then 3 mo. LIBOR US + 5.64%, Perpetual (a)	76,845	1,918,820
Series C, 6.38% to 02/15/2025 then 3 mo. LIBOR US + 4.97%, Perpetual (a)	108,526	2,577,492
Series D, 7.00% to 11/15/2026 then 5 yr. CMT Rate + 6.22%, Perpetual	126,945	2,973,052
Saratoga Investment Corporation, Series 2027, 6.00%, 04/30/2027	28,172	686,270
SiriusPoint, Ltd., Series B, 8.00% to 02/26/2026 then 5 yr. CMT Rate + 7.30%, Perpetual	53,425	1,365,543
SLM Corporation, Series B, 7.30% (3 mo. Term SOFR + 1.96%), Perpetual	16,799	1,284,788
State Street Corporation, Series G, 5.35%, Perpetual (e)	136,501	3,326,529
Stifel Financial Corporation	–	$–
Series B, 6.25%, Perpetual	42,777	1,053,170
Series C, 6.13%, Perpetual	60,117	1,459,040
Synchrony Financial, Series B, 8.25% to 05/15/2029 then 5 yr. CMT Rate + 4.04%, Perpetual	136,501	3,482,141
Synovus Financial Corporation	–	$–
Series D, 8.86% (3 mo. Term SOFR + 3.61%), Perpetual	53,425	1,353,789
Series E, 8.42% to 07/1/2029 then 5 yr. CMT Rate + 4.13%, Perpetual	95,540	2,417,162
Trinity Capital, Inc.	–	$–
7.88%, 03/30/2029	30,730	771,938
7.88%, 09/30/2029	27,302	676,817
7.00%, 01/16/2025	40,767	1,026,513
Truist Financial Corporation, Series I, 4.00% (3 mo. Term SOFR + 0.79%), Perpetual	46,124	1,077,918
Two Harbors Investment Corporation	–	$–
Series A, 8.13% to 04/27/2027 then 3 mo. LIBOR US + 5.66%, Perpetual (a)	33,717	807,185
Series B, 7.63% to 07/27/2027 then 3 mo. LIBOR US + 5.35%, Perpetual (a)	67,844	1,536,667
Series C, 7.25% to 01/27/2025 then 3 mo. LIBOR US + 5.01%, Perpetual (a)	64,568	1,548,341
Unum Group, 6.25%, 06/15/2058	81,892	2,027,646
US Bancorp	–	$–
Series A, 6.58% (3 mo. Term SOFR + 1.28%), Perpetual	3,925	3,351,950
Series B, 6.16% (3 mo. Term SOFR + 0.86%), Perpetual	272,989	5,942,971
Valley National Bancorp	–	$–
Series A, 6.25% to 06/30/2025 then 3 mo. LIBOR US + 3.85%, Perpetual (a)	30,730	689,581
Series B, 9.09% (3 mo. LIBOR US + 3.58%), Perpetual (a)	26,711	664,035
Voya Financial, Inc., Series B, 5.35% to 09/15/2029 then 5 yr. CMT Rate + 3.21%, Perpetual	81,892	2,003,897
W.R. Berkley Corporation, 5.70%, 03/30/2058	50,508	1,232,900
WesBanco, Inc., Series A, 6.75% to 08/15/2025 then 5 yr. CMT Rate + 6.56%, Perpetual	40,095	1,019,616
Western Alliance Bancorp, Series A, 4.25% to 09/30/2026 then 5 yr. CMT Rate + 3.45%, Perpetual	80,142	1,590,017
Wintrust Financial Corporation	–	$–
Series D, 6.50% to 07/15/2025 then 3 mo. Term SOFR + 4.32%, Perpetual	33,406	817,111
Series E, 6.88% to 07/15/2025 then 5 yr. CMT Rate + 6.51%, Perpetual	78,477	1,953,293
Zions Bancorp NA, Series G, 9.84% (3 mo. LIBOR US + 4.24%), Perpetual (a)	36,971	949,785
		277,667,227

Health Care - 0.1%
CareCloud, Inc., Series A, 11.00%, Perpetual	30,193	208,634

Industrials - 4.3%
Air Lease Corporation, Series A, 9.24% to 06/15/2024 then 3 mo. Term SOFR + 3.91%, Perpetual	68,238	1,753,034
Atlas Corporation	–	$–
Series D, 7.95%, Perpetual	34,033	819,855
Series H, 7.88%, Perpetual	60,271	1,450,723
Babcock & Wilcox Enterprises, Inc.	–	$–
6.50%, 12/31/2026	40,447	822,287
8.13%, 02/28/2026	51,604	1,142,513
FTAI Aviation, Ltd.	–	$–
Series A, 8.25% to 09/15/2024 then 3 mo. LIBOR US + 6.89%, Perpetual (a)	27,926	707,645
Series B, 8.00% to 12/15/2024 then 3 mo. LIBOR US + 6.45%, Perpetual (a)	32,983	839,087
Series C, 8.25% to 06/15/2026 then 5 yr. CMT Rate + 7.38%, Perpetual	28,049	697,018
Steel Partners Holdings LP, Series A, 6.00%, 02/07/2026	41,802	1,014,953
Triton International, Ltd.	–	$–
7.38%, Perpetual	46,790	1,139,804
8.00%, Perpetual	38,393	969,807
WESCO International, Inc., Series A, 10.63% to 06/22/2025 then 5 yr. CMT Rate + 10.33%, Perpetual	146,999	3,836,674
		15,193,400

Information Technology - 0.2%
Synchronoss Technologies, Inc. 8.38%, 06/30/2026	33,140	792,377

Real Estate - 1.5%
DiamondRock Hospitality Company, 8.25%, Perpetual	31,822	797,459
Digital Realty Trust, Inc., Series K, 5.85%, Perpetual	56,106	1,381,891
Public Storage, Series H, 5.60%, Perpetual	77,794	1,920,734
Realty Income Corporation, Series A, 6.00%, Perpetual	47,093	1,148,127
		5,248,211

Utilities – 9.5%
Algonquin Power & Utilities Corporation Series 19-A, 9.60% (3 mo. LIBOR US + 4.01%), 07/01/2079 (a)	95,540	2,405,697
CMS Energy Corporation	–	$–
5.88%, 10/15/2078	76,428	1,833,508
5.88%, 03/01/2079	171,985	4,149,998
Duke Energy Corporation	–	$–
5.63%, 09/15/2078	136,501	3,392,050
Series A, 5.75%, Perpetual	272,989	6,791,966
Georgia Power Company, Series 2017, 5.00%, 10/01/2077	73,702	1,810,858
NextEra Energy Capital Holdings, Inc., Series N, 5.65%, 03/01/2079	187,691	4,568,399
SCE Trust III, Series H, 8.59% (3 mo. Term SOFR + 3.25%), Perpetual	75,068	1,890,963
SCE Trust IV, Series J, 5.38% to 09/15/2025 then 3 mo. Term SOFR + 3.39%, Perpetual	88,716	2,125,635
SCE Trust V, Series K, 5.45% to 03/15/2026 then 3 mo. Term SOFR + 4.05%, Perpetual	81,892	1,985,062
Tennessee Valley Authority	–	$–
Series A, 2.22% (30 yr. CMT Rate + 0.84%), 05/01/2029	55,701	1,217,624
Series D, 2.13% (30 yr. CMT Rate + 0.94%), 06/01/2028	68,510	1,529,828
		33,701,588
TOTAL PREFERRED STOCKS (Cost $348,781,559)		355,393,049

SHORT-TERM INVESTMENTS - 1.2%
Money Market Funds - 1.2%	Shares
Invesco Government & Agency Portfolio - Class Institutional, 5.23% (d)	4,407,338	4,407,338
TOTAL SHORT-TERM INVESTMENTS (Cost $4,407,338)		4,407,338

TOTAL INVESTMENTS - 101.0% (Cost $353,188,897)		359,800,387
Liabilities in Excess of Other Assets - (1.0)%		(3,454,935)
TOTAL NET ASSETS - 100.0%		$356,345,452

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

CMT - Constant Maturity Treasury Rate
LIBOR - London Interbank Offered Rate
SOFR - Secured Overnight Financing Rate

(a)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	Affiliated security.
(d)	The rate shown represents the 7-day annualized effective yield as of July 31, 2024.
(e)	Variable rate security. Rate disclosed is the rate in effect as of July 31, 2024.

Summary of Fair Value Disclosure as of July 31, 2024 (Unaudited)

AAM Low Duration Preferred and Income Securities ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Preferred Stocks	$355,393,049	$–	$–	$355,393,049
Money Market Funds	4,407,338	–	–	4,407,338
Total Investments	$359,800,387	$–	$–	$359,800,387

Refer to the Schedule of Investments for further disaggregation of investment categories.

Transactions with Affiliated Securities (Unaudited)

Investments in Crescent Capital BDC, Inc.
Value at October 31, 2023	$446,940
Purchases at Cost	420,769
Proceeds from Sales	(159,183)
Net Realized Gain (Loss)	(7,793)
Change in Unrealized Appreciation (Depreciation)	18,733
Value at July 31, 2024	$719,466
Shares Held at July 31, 2024	29,841
Dividend Income	$18,908